BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY

NOTE 12 – BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY:

Between August to December 2022, the Company entered into bridge loan agreements (the “Bridge Loans”) with seven lenders, which lent the Company an aggregate amount of 3,310. The Bridge Loans have a maturity date of up to two years and bears interest rate of 10% per annum. The Bridge Loans were accounted for in accordance with amortized cost method.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 12 – BRIDGE LOANS AND DERIVATIVE FINANCIAL LIABILITY (CONT.):

As part of the Bridge Loans agreements, the lenders were granted with three types of warrants:

(i)	Bonus Warrants – 215,500 warrants to purchase ordinary shares of SMX PLC (refer to Note 1) at an exercise price of USD 11.50 per share. The Bonus Warrants term is five years commencing upon the Business Combination (refer to Note 1).

Management utilized a third-party appraiser to assist them in valuing the Bonus Warrants. The fair value of the Bonus Warrants was calculated using the Black and Scholes model. As of December 31, 2022, the fair value of the Bonus Warrants was 24.

(ii)	Redeemable Warrants Type 1 – 342,000 warrants to purchase ordinary shares of SMX PLC (refer to Note 1) at a purchase price of USD 11.50 per share. The Redeemable Warrants Type 1 term is five years commencing upon the Business Combination (refer to Note 1).

●	50.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the Business Combination for USD 5.00 per warrant.
●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the third anniversary of the Business Combination for USD 5.00 per warrant.
●	25.00% of the Redeemable Warrants Type 1 shall be redeemable on a non-cumulative basis at the option of the holder for the 30 days following the fourth anniversary of the Business Combination for USD 5.00 per warrant.

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary.

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 1. The fair value of the Redeemable Warrants Type 1 was calculated using Monte-Carlo simulation model. As of December 31, 2022, the fair value of the Redeemable Warrants Type 1 was 1,973.

(iii)	Redeemable Warrants Type 2 – 120,000 warrants to purchase ordinary shares of SMX PLC (refer to Note 1) at a purchase price of USD 11.50 per share. The Redeemable Warrants Type 2 term is five years commencing upon the Business Combination (refer to Note 1).

●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the first anniversary of the Business Combination for USD 5.00 per warrant.
●	50.00% of the Redeemable Warrants Type 2 shall be redeemable on a non-cumulative basis at the option of the holder, during the 30 days following the second anniversary of the Business Combination for USD 5.00 per warrant.

Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of SMX PLC based upon a 20% discount to the 20 trading day VWAP preceding each such anniversary.

Management utilized a third-party appraiser to assist them in valuing the Redeemable Warrants Type 2. The fair value of the Redeemable Warrants Type 2 was calculated using Monte-Carlo simulation model. As of December 31, 2022, the fair value of the Redeemable Warrants Type 1 was 696.

The main assumptions used in the three valuation models described above were: (1) risk free rate 3.99%; (2) volatility of assets 81.03%; and (3) excepted terms of the warrants -5.18 years. All warrants were classified as a derivative financial liability and are re-measured each reporting date, with changes in fair value recognized in finance expense (income), net.

In the event that the Business Combination shall not be consummated, the Bonus Warrants and the Redeemable Warrants type 1 and 2 shall be exchanged for such number of warrants for the Company’s ordinary shares.

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)